Cover	May 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 02, 2024
Entity Registrant Name	BRIGHT HORIZONS FAMILY SOLUTIONS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35780
Entity Tax Identification Number	80-0188269
Entity Address, Address Line One	2 Wells Avenue
Entity Address, City or Town	Newton
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02459
City Area Code	617
Local Phone Number	673-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	BFAM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001437578